Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	1.394%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,465,452.08

Principal:
Principal Collections	$15,532,499.63
Prepayments in Full	$8,066,612.91
Liquidation Proceeds	$242,332.90
Recoveries	$6,734.54
Sub Total	$23,848,179.98
Collections	$25,313,632.06

Purchase Amounts:
Purchase Amounts Related to Principal	$128,429.16
Purchase Amounts Related to Interest	$594.50
Sub Total	$129,023.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,442,655.72

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,442,655.72
Servicing Fee	$559,421.19	$559,421.19	$0.00	$0.00	$24,883,234.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,883,234.53
Interest - Class A-2a Notes	$68,067.44	$68,067.44	$0.00	$0.00	$24,815,167.09
Interest - Class A-2b Notes	$64,477.86	$64,477.86	$0.00	$0.00	$24,750,689.23
Interest - Class A-3 Notes	$353,523.33	$353,523.33	$0.00	$0.00	$24,397,165.90
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$24,260,125.90
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,260,125.90
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$24,209,071.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,209,071.57
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$24,170,655.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,170,655.32
Regular Principal Payment	$21,586,802.03	$21,586,802.03	$0.00	$0.00	$2,583,853.29
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,583,853.29
Residual Released to Depositor	$0.00	$2,583,853.29	$0.00	$0.00	$0.00
Total		$25,442,655.72

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,586,802.03
Total					$21,586,802.03

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$11,890,279.28	$59.45	$68,067.44	$0.34	$11,958,346.72	$59.79
Class A-2b Notes	$9,696,522.75	$59.45	$64,477.86	$0.40	$9,761,000.61	$59.85
Class A-3 Notes	$0.00	$0.00	$353,523.33	$1.16	$353,523.33	$1.16
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$21,586,802.03	$20.51	$712,579.21	$0.68	$22,299,381.24	$21.19

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$72,929,394.88	0.3646470	$61,039,115.60	0.3051956
Class A-2b Notes	$59,473,921.51	0.3646470	$49,777,398.76	0.3051956
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$593,013,316.39	0.5633742	$571,426,514.36	0.5428663

Pool Information
Weighted Average APR	2.814%	2.805%
Weighted Average Remaining Term	45.09	44.24
Number of Receivables Outstanding	34,189	33,575
Pool Balance	$671,305,422.03	$647,161,561.97
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$618,414,267.78	$596,465,307.85
Pool Factor	0.5867212	0.5656195

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$9,707,423.43
Yield Supplement Overcollateralization Amount	$50,696,254.12
Targeted Overcollateralization Amount	$75,735,047.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$75,735,047.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		55	$173,985.46
(Recoveries)		39	$6,734.54
Net Loss for Current Collection Period			$167,250.92
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2990%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8577%
Second Prior Collection Period			0.5755%
Prior Collection Period			0.5563%
Current Collection Period			0.3044%
Four Month Average (Current and Prior Three Collection Periods)			0.5735%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,302	$4,583,964.41
(Cumulative Recoveries)			$300,430.62
Cumulative Net Loss for All Collection Periods			$4,283,533.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3744%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,520.71
Average Net Loss for Receivables that have experienced a Realized Loss			$3,289.96

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.97%	267	$6,292,016.27
61-90 Days Delinquent	0.11%	32	$717,960.23
91-120 Days Delinquent	0.04%	10	$251,350.73
Over 120 Days Delinquent	0.06%	15	$368,706.23
Total Delinquent Receivables	1.18%	324	$7,630,033.46

Repossession Inventory:
Repossessed in the Current Collection Period		15	$321,921.97
Total Repossessed Inventory		34	$885,520.51

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1921%
Prior Collection Period			0.1492%
Current Collection Period			0.1698%
Three Month Average			0.1703%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2068%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	16

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer